Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 369.4	€ 254.0
Restricted cash	0.3	0.2
Cash and cash equivalents	369.7	254.2	€ 382.5	€ 824.8
Bank overdrafts	(2.9)	0.0
Cash and cash equivalents if different from statement of financial position	€ 366.8	€ 254.2	€ 382.5